UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP
(Exact name of registrant as specified in charter)

c/o Kantor, Davidoff et. al.
415 Madison Avenue, 16th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff et al.
415 Madison Avenue, 16th Floor, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 239-0515

Date of fiscal year end:	April 30, 2015

Date of reporting period:	June 30, 2014

Item 1.	Proxy Voting Record.

The registrant has no proxy voting record because it invests exclusively in non-voting securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	August 19, 2014